March 29, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

      RE:   GEODYNE ENERGY INCOME LIMITED PARTNERSHIP II-A
            GEODYNE ENERGY INCOME LIMITED PARTNERSHIP II-B
            GEODYNE ENERGY INCOME LIMITED PARTNERSHIP II-C
            GEODYNE ENERGY INCOME LIMITED PARTNERSHIP II-D
            GEODYNE ENERGY INCOME LIMITED PARTNERSHIP II-E
            GEODYNE ENERGY INCOME LIMITED PARTNERSHIP II-F
            GEODYNE ENERGY INCOME LIMITED PARTNERSHIP II-G
            GEODYNE ENERGY INCOME LIMITED PARTNERSHIP II-H
            SEC FILING NUMBERS:
            II-A: 0-16388                 II-E: 0-17320
            II-B: 0-16405                 II-F: 0-17799
            II-C: 0-16981                 II-G: 0-17802
            II-D: 0-16980                 II-H: 0-18305
            Form 10-K

Dear Sir/Madam:

      Enclosed via EDGAR transmission on behalf of each of the above referenced Partnerships is its Annual Report on Form 10-K.

      If you have any questions concerning this filing, please contact the undersigned at 918-591-1006.


                                          Very truly yours,

                                          //s// Annabel M. Jones

                                          Annabel M. Jones
                                          Assistant General Counsel -
                                          Corporate Affairs
Enclosures
cc:   PricewaterhouseCoopers LLP
      Craig Loseke